EXPLANATORY NOTE

The sole purpose of this filing is to file revised after-tax performance information for the Frost Value Equity Fund, Frost Mid Cap Equity Fund, Frost Total Return Bond Fund, Frost Credit Fund, Frost Low Duration Bond Fund, and the Frost Municipal Bond Fund, as electronically filed with the SEC pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on March 24, 2020 (SEC Accession No. 0001398344-20-006511), in interactive data format.